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                                     [logo]

                                MERRIMAC SERIES
                                 Annual Report
                               December 31, 2002

[LOGO]

January 31, 2003

Dear Shareholder:

We are pleased to provide you with the Annual Report of the Merrimac Series as of December 31, 2002. The funds are part of a master-feeder structure under which each fund invests its assets in a master portfolio having identical investment objectives. The fund structure is described further in the footnotes to the enclosed financial statements.

The weak economy and corresponding low short-term interest rates provided a challenging scenario in which to manage money market mutual funds in 2002. The prevailing educated guess at the beginning of the year was that short-term rates would begin to rise in the second half of the year. By mid-year, there was no consensus among economists as to when the Federal Reserve Open Market Committee would adjust the target rate or whether it would be adjusted up or down. A downward adjustment of 50 basis points came in early November, but uncertainty remained about the future. As we enter 2003, an upward adjustment late in the year is currently the most common thought. However, both the current economic instability and world political tension are certain to have an impact. We are confident that the portfolio managers of the Merrimac Series funds will continue to perform well in this uncertain environment.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you. Current information on the performance of the Merrimac Series funds is available at our web site, www.merrimacmutualfunds.com

Very truly yours,

/s/ Paul J. Jasinski

Paul J. Jasinski
President

                                MERRIMAC SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                CASH          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                               SERIES          SERIES          SERIES          SERIES           SERIES
                           --------------  --------------  --------------  ---------------  --------------
ASSETS
    Investment in
      corresponding
      Portfolio at value
      (Note 1)             $4,223,432,335  $ 362,186,935   $ 337,817,178   $ 451,192,155    $  96,411,644
    Deferred organization
      expense (Note 1)             1,264           1,024              --              --               --
    Prepaid expenses              70,790          16,471          14,941          10,013            4,439
                           -------------   -------------   -------------   -------------    -------------
        Total assets       4,223,504,389     362,204,430     337,832,119     451,202,168       96,416,083
                           -------------   -------------   -------------   -------------    -------------
LIABILITIES
    Distributions payable
      to shareholders          5,289,392         283,459         253,911         399,341           71,172
    Accrued expenses             739,586         240,966         277,709         418,283          137,099
                           -------------   -------------   -------------   -------------    -------------
        Total liabilities      6,028,978         524,425         531,620         817,624          208,271
                           -------------   -------------   -------------   -------------    -------------
NET ASSETS                 $4,217,475,411  $ 361,680,005   $ 337,300,499   $ 450,384,544    $  96,207,812
                           =============   =============   =============   =============    =============
NET ASSETS CONSIST OF:
    Paid in capital        $4,217,417,532  $ 361,650,610   $ 337,300,565   $ 450,384,524    $  96,207,812
    Accumulated net
      realized gain
      (loss) on
      investments                 16,656           9,710             (66)             20               --
    Accumulated net
      investment income           41,223          19,685              --              --               --
                           -------------   -------------   -------------   -------------    -------------
        Total net assets   $4,217,475,411  $ 361,680,005   $ 337,300,499   $ 450,384,544    $  96,207,812
                           =============   =============   =============   =============    =============
TOTAL NET ASSETS
    Premium Class          $3,531,472,774  $  61,402,695   $  87,070,391   $  35,785,625    $       5,131
                           =============   =============   =============   =============    =============
    Reserve Class          $       5,087   $       5,071   $       5,069   $       5,086    $       5,054
                           =============   =============   =============   =============    =============
    Institutional Class    $  17,061,772   $  14,956,009   $     390,469   $       5,000    $       5,110
                           =============   =============   =============   =============    =============
    Adviser Class          $       5,080   $       5,063   $       5,062   $       5,079    $       5,047
                           =============   =============   =============   =============    =============
    Investment Class       $ 668,930,698   $ 285,311,167   $ 249,829,508   $ 414,583,754    $  96,187,470
                           =============   =============   =============   =============    =============
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING
    Premium Class          3,531,421,204      61,397,172      87,070,408      35,785,375            5,131
                           =============   =============   =============   =============    =============
    Reserve Class                  5,087           5,071           5,069           5,086            5,054
                           =============   =============   =============   =============    =============
    Institutional Class       17,061,522      14,954,663         390,469           5,000            5,110
                           =============   =============   =============   =============    =============
    Adviser Class                  5,080           5,063           5,062           5,079            5,047
                           =============   =============   =============   =============    =============
    Investment Class         668,920,930     285,285,502     249,829,557     414,580,868       96,187,470
                           =============   =============   =============   =============    =============

NET ASSET VALUE, MAXIMUM
  OFFER AND REDEMPTION
  PRICE PER SHARE FOR
  EACH CLASS               $        1.00   $        1.00   $        1.00   $        1.00    $        1.00
                           =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                 CASH             TREASURY         TREASURY PLUS     U.S. GOVERNMENT       MUNICIPAL
                                SERIES             SERIES             SERIES             SERIES             SERIES
                           -----------------  -----------------  -----------------  -----------------  -----------------
                              YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                           DECEMBER 31, 2002  DECEMBER 31, 2002  DECEMBER 31, 2002  DECEMBER 31, 2002  DECEMBER 31, 2002
                           -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME
  ALLOCATED FROM
  PORTFOLIO (NOTE 1)
    Interest and
      dividends            $    86,511,391    $     7,741,331    $     4,961,510    $     9,561,091    $     1,920,047
    Expenses                    (7,452,857)          (787,074)          (548,891)          (876,668)          (259,901)
                           ---------------    ---------------    ---------------    ---------------    ---------------
        Net investment
          income from
          Portfolio             79,058,534          6,954,257          4,412,619          8,684,423          1,660,146
                           ---------------    ---------------    ---------------    ---------------    ---------------
FUND EXPENSES
    Accounting, transfer
      agency, and
      administration fees
      (Note 4)                     421,750             44,277             29,450             49,093             13,482
    Audit                           26,326             11,182              7,668              2,594              2,810
    Legal                            6,318              4,193              2,875                973              3,161
    Printing                        10,531              5,591              3,195              1,081              2,342
    Amortization of
      organization
      expenses (Note 1)              2,644              2,144                 --                 --                 --
    Registration                   122,719             13,978             24,223              3,243              7,166
    Insurance                       28,958              8,154              5,591              1,081              1,171
    Trustees fees and
      expenses                       7,371              3,727              2,556                432                937
    Miscellaneous                   35,915             13,827              8,307              1,730                469
                           ---------------    ---------------    ---------------    ---------------    ---------------
        Total expenses
          common to all
          classes                  662,532            107,073             83,865             60,227             31,538
    Shareholder servicing
      fee-Institutional
      Class                        673,308            589,773            353,710            268,701                 11
    Shareholder servicing
      fee-Investment
      Class                        910,540            335,594            247,989            869,236            337,007
    Distribution
      fees-Reserve Class                 4                  4                  4                  4                  4
    Distribution
      fees-Adviser Class                11                 11                 11                 11                 11
    Distribution
      fees-Investment
      Class                        364,216            134,238             99,195            347,694            134,803
                           ---------------    ---------------    ---------------    ---------------    ---------------
        Total expenses           2,610,611          1,166,693            784,774          1,545,873            503,374
                           ---------------    ---------------    ---------------    ---------------    ---------------

NET INVESTMENT INCOME           76,447,923          5,787,564          3,627,845          7,138,550          1,156,772
                           ---------------    ---------------    ---------------    ---------------    ---------------

NET REALIZED GAIN ON
  INVESTMENTS ALLOCATED
  FROM PORTFOLIO                    19,640              9,710                 --             53,243                 --
                           ---------------    ---------------    ---------------    ---------------    ---------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $    76,467,563    $     5,797,274    $     3,627,845    $     7,191,793    $     1,156,772
                           ===============    ===============    ===============    ===============    ===============

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               CASH SERIES                             TREASURY SERIES
                                  --------------------------------------    --------------------------------------
                                     YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                    DECEMBER 31,         DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                        2002                 2001                 2002                 2001
                                  -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET
  ASSETS
OPERATIONS
    Net investment income         $     76,447,923     $     69,873,812     $      5,787,564     $     17,120,874
    Net realized gain
     allocated from Portfolio               19,640               92,707                9,710               11,392
                                  ----------------     ----------------     ----------------     ----------------
        Net increase in net
        assets from operations          76,467,563           69,966,519            5,797,274           17,132,266
                                  ----------------     ----------------     ----------------     ----------------
DIVIDENDS DECLARED
    FROM NET INVESTMENT INCOME
    Premium Class                      (66,612,662)         (50,711,635)          (1,127,253)          (2,231,736)
    Reserve Class                              (90)                  (4)                 (73)                  (4)
    Institutional Class                 (4,511,589)         (11,917,170)          (3,141,888)         (11,026,842)
    Adviser Class                              (83)                  (4)                 (66)                  (3)
    Investment Class                    (5,323,499)          (7,244,999)          (1,518,284)          (3,862,289)
    FROM REALIZED GAIN
    Premium Class                               --                   --                   --                   --
    Reserve Class                               --                   --                   --                   --
    Institutional Class                         --                   --                   --                   --
    Adviser Class                               --                   --                   --                   --
    Investment Class                            --                   --                   --                   --
                                  ----------------     ----------------     ----------------     ----------------
        Total dividends
        declared                       (76,447,923)         (69,873,812)          (5,787,564)         (17,120,874)
                                  ----------------     ----------------     ----------------     ----------------
FUND SHARE TRANSACTIONS (NOTE 5)
    Proceeds from shares sold       33,370,730,029       14,680,424,736        1,404,374,485        1,611,950,514
    Proceeds from dividends
     reinvested                         19,949,696            7,970,023                  134              602,390
    Payment for shares
     redeemed                      (32,984,829,645)     (11,352,636,379)      (1,627,976,646)      (1,403,038,092)
                                  ----------------     ----------------     ----------------     ----------------
        Net increase
        (decrease) in net
        assets derived from
        share transactions             405,850,080        3,335,758,380         (223,602,027)         209,514,812
                                  ----------------     ----------------     ----------------     ----------------

NET INCREASE (DECREASE) IN NET
  ASSETS                               405,869,720        3,335,851,087         (223,592,317)         209,526,204
NET ASSETS
    Beginning of period              3,811,605,691          475,754,604          585,272,322          375,746,118
                                  ----------------     ----------------     ----------------     ----------------
    End of period                 $  4,217,475,411     $  3,811,605,691     $    361,680,005     $    585,272,322
                                  ================     ================     ================     ================
Accumulated undistributed net
  investment income included
  in net assets                   $         41,223     $             --     $         19,685     $          1,269
                                  ================     ================     ================     ================

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   TREASURY PLUS SERIES                   U.S. GOVERNMENT SERIES           MUNICIPAL SERIES
                           -------------------------------------   -------------------------------------   -----------------

                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                             DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                 2002                2001                2002                2001                2002
                           -----------------   -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      3,627,845    $      8,888,413    $      7,138,550    $     14,481,396    $      1,156,772
    Net realized gain
      allocated from
      Portfolio                          --                  --              53,243             341,751                  --
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase in
          net assets from
          operations              3,627,845           8,888,413           7,191,793          14,823,147           1,156,772
                           ----------------    ----------------    ----------------    ----------------    ----------------
DIVIDENDS DECLARED
    FROM NET INVESTMENT
      INCOME
    Premium Class                  (772,040)         (1,081,399)           (611,192)            (58,870)                (62)
    Reserve Class                       (72)                 (3)                (84)                 (4)                (57)
    Institutional Class          (1,870,578)         (6,816,596)         (1,679,965)         (6,529,873)                (50)
    Adviser Class                       (64)                 (3)                (77)                 (4)                (49)
    Investment Class               (985,091)           (990,412)         (4,847,232)         (7,892,645)         (1,156,554)
    FROM REALIZED GAIN
    Premium Class                        --                  --             (27,175)                 --                  --
    Reserve Class                        --                  --                  (4)                 --                  --
    Institutional Class                  --                  --                  (4)                 --                  --
    Adviser Class                        --                  --                  (4)                 --                  --
    Investment Class                     --                  --            (364,397)                 --                  --
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Total dividends
          declared               (3,627,845)         (8,888,413)         (7,530,134)        (14,481,396)         (1,156,772)
                           ----------------    ----------------    ----------------    ----------------    ----------------
FUND SHARE TRANSACTIONS
  (NOTE 5)
    Proceeds from shares
      sold                    1,449,926,873       1,406,247,121       2,236,300,003       2,057,526,184         131,647,213
    Proceeds from
      dividends
      reinvested                      1,310             135,867             145,411           1,173,408                 213
    Payment for shares
      redeemed               (1,347,734,219)     (1,450,464,365)     (2,265,011,886)     (1,765,349,060)       (159,882,846)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase
          (decrease) in
          net assets
          derived from
          share
          transactions          102,193,964         (44,081,377)        (28,566,472)        293,350,532         (28,235,420)
                           ----------------    ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE)
  IN NET ASSETS                 102,193,964         (44,081,377)        (28,904,813)        293,692,283         (28,235,420)
NET ASSETS
    Beginning of period         235,106,535         279,187,912         479,289,357         185,597,074         124,443,232
                           ----------------    ----------------    ----------------    ----------------    ----------------
    End of period          $    337,300,499    $    235,106,535    $    450,384,544    $    479,289,357    $     96,207,812
                           ================    ================    ================    ================    ================
Accumulated undistributed
  net investment income
  included in net assets   $             --    $             --    $             --    $             --    $             --
                           ================    ================    ================    ================    ================

                             MUNICIPAL SERIES
                           --------------------
                              FOR THE PERIOD
                              APRIL 19, 2001
                             (COMMENCEMENT OF
                               OPERATIONS)
                           TO DECEMBER 31, 2001
                           --------------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $        1,807,492
    Net realized gain
      allocated from
      Portfolio                            --
                           ------------------
        Net increase in
          net assets from
          operations                1,807,492
                           ------------------
DIVIDENDS DECLARED
    FROM NET INVESTMENT
      INCOME
    Premium Class                         (73)
    Reserve Class                          (2)
    Institutional Class                   (66)
    Adviser Class                          (2)
    Investment Class               (1,807,349)
    FROM REALIZED GAIN
    Premium Class                          --
    Reserve Class                          --
    Institutional Class                    --
    Adviser Class                          --
    Investment Class                       --
                           ------------------
        Total dividends
          declared                 (1,807,492)
                           ------------------
FUND SHARE TRANSACTIONS
  (NOTE 5)
    Proceeds from shares
      sold                        266,587,885
    Proceeds from
      dividends
      reinvested                      244,688
    Payment for shares
      redeemed                   (142,389,341)
                           ------------------
        Net increase
          (decrease) in
          net assets
          derived from
          share
          transactions            124,443,232
                           ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS                   124,443,232
NET ASSETS
    Beginning of period                    --
                           ------------------
    End of period          $      124,443,232
                           ==================
Accumulated undistributed
  net investment income
  included in net assets   $               --
                           ==================

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                                         ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                                                                                    SUPPLEMENTAL DATA
                                                                                        ------------------------------------------
                           NET ASSET              DISTRIBUTIONS  NET ASSET                                           NET ASSETS
                             VALUE       NET        FROM NET       VALUE                                 NET           END OF
PERIODS ENDED              BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL         NET      INVESTMENT        PERIOD
DECEMBER 31,                OF YEAR     INCOME       INCOME       OF YEAR   RETURN (A)   EXPENSES      INCOME      (000S OMITTED)
------------               ---------  ----------  -------------  ---------  ----------  -----------  -----------  ----------------

CASH SERIES
    PREMIUM CLASS (1)
        2002                $1.000     $ 0.019      $  (0.019)    $1.000       1.88%        0.19%        1.86%       $3,531,473
        2001                 1.000       0.042         (0.042)     1.000       4.31%        0.21%        3.55%        3,206,216
        2000                 1.000       0.063         (0.063)     1.000       6.52%        0.21%        6.32%          161,062
        1999                 1.000       0.051         (0.051)     1.000       5.22%        0.25%        5.10%            7,232
        1998                 1.000       0.028         (0.028)     1.000       5.41%        0.33% (B)     5.28%             100
    RESERVE CLASS (8)
        2002                 1.000       0.018         (0.018)     1.000       1.77%        0.29%        1.76%                5
        2001                 1.000       0.001         (0.001)     1.000       2.16%        0.31%        2.16%                5
    INSTITUTIONAL
      CLASS (1)
        2002                 1.000       0.016         (0.016)     1.000       1.62%        0.44%        1.68%           17,062
        2001                 1.000       0.040         (0.040)     1.000       4.05%        0.46%        3.91%          308,827
        2000                 1.000       0.061         (0.061)     1.000       6.25%        0.46%        6.07%          314,687
        1999                 1.000       0.049         (0.049)     1.000       4.96%        0.50%        4.85%          253,798
        1998                 1.000       0.026         (0.026)     1.000       5.15%        0.58% (B)     5.03%         115,127
    ADVISER CLASS (8)
        2002                 1.000       0.016         (0.016)     1.000       1.62%        0.44%        1.60%                5
        2001                 1.000       0.001         (0.001)     1.000       2.01%        0.46%        2.01%                5
    INVESTMENT CLASS (6)
        2002                 1.000       0.015         (0.015)     1.000       1.52%        0.54%        1.46%          668,931
        2001                 1.000       0.039         (0.039)     1.000       3.94%        0.56%        3.31%          296,553
        2000                 1.000       0.001         (0.001)     1.000       6.24%        0.55%        6.24%                5
TREASURY SERIES
    PREMIUM CLASS (2)
        2002                 1.000       0.016         (0.016)     1.000       1.54%        0.20%        1.55%           61,403
        2001                 1.000       0.038         (0.038)     1.000       3.84%        0.20%        3.40%          113,892
        2000                 1.000       0.057         (0.057)     1.000       5.81%        0.25%        5.66%           50,804
        1999                 1.000       0.039         (0.039)     1.000       4.54%        0.28%        4.46%           24,816
    RESERVE CLASS (8)
        2002                 1.000       0.014         (0.014)     1.000       1.43%        0.30%        1.43%                5
        2001                 1.000       0.001         (0.001)     1.000       1.95%        0.30%        1.95%                5
    INSTITUTIONAL
      CLASS (1)
        2002                 1.000       0.013         (0.013)     1.000       1.28%        0.45%        1.33%           14,956
        2001                 1.000       0.035         (0.035)     1.000       3.58%        0.45%        3.47%          366,118
        2000                 1.000       0.054         (0.054)     1.000       5.55%        0.50%        5.41%          324,937
        1999                 1.000       0.042         (0.042)     1.000       4.26%        0.53%        4.18%          153,714
        1998                 1.000       0.022         (0.022)     1.000       4.31%        0.67%        4.23%          114,321
    ADVISER CLASS (8)
        2002                 1.000       0.013         (0.013)     1.000       1.28%        0.45%        1.28%                5
        2001                 1.000       0.001         (0.001)     1.000       1.80%        0.45%        1.80%                5
    INVESTMENT CLASS (6)
        2002                 1.000       0.011         (0.011)     1.000       1.18%        0.56%        1.13%          285,311
        2001                 1.000       0.034         (0.034)     1.000       3.48%        0.55%        2.98%          105,253
        2000                 1.000       0.000*        (0.000)*    1.000       5.48%        0.56%        5.48%                5
TREASURY PLUS SERIES
    PREMIUM CLASS (5)
        2002                 1.000       0.015         (0.015)     1.000       1.50%        0.22%        1.43%           87,070
        2001                 1.000       0.037         (0.037)     1.000       3.75%        0.21%        3.53%           23,059
        2000                 1.000       0.042         (0.042)     1.000       6.45%        0.23%        6.27%           24,764
    RESERVE CLASS (8)
        2002                 1.000       0.014         (0.014)     1.000       1.40%        0.32%        1.39%                5
        2001                 1.000       0.001         (0.001)     1.000       1.53%        0.31%        1.53%                5
    INSTITUTIONAL
      CLASS (3)
        2002                 1.000       0.012         (0.012)     1.000       1.25%        0.46%        1.32%              390
        2001                 1.000       0.034         (0.034)     1.000       3.49%        0.46%        3.51%          155,203
        2000                 1.000       0.058         (0.058)     1.000       5.87%        0.48%        5.76%          254,419
        1999                 1.000       0.042         (0.042)     1.000       4.54%        0.53%        4.46%          281,613
    ADVISER CLASS (8)
        2002                 1.000       0.012         (0.012)     1.000       1.25%        0.47%        1.24%                5
        2001                 1.000       0.001         (0.001)     1.000       1.38%        0.46%        1.38%                5
    INVESTMENT CLASS (6)
        2002                 1.000       0.011         (0.011)     1.000       1.15%        0.57%        0.99%          249,830
        2001                 1.000       0.033         (0.033)     1.000       3.39%        0.56%        2.67%           56,834
        2000                 1.000       0.001         (0.001)     1.000       5.72%        0.57%        5.72%                5

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                         ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                                                                                    SUPPLEMENTAL DATA
                                                                                        ------------------------------------------
                           NET ASSET              DISTRIBUTIONS  NET ASSET                                           NET ASSETS
                             VALUE       NET        FROM NET       VALUE                                 NET           END OF
PERIODS ENDED              BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL         NET      INVESTMENT        PERIOD
DECEMBER 31,                OF YEAR     INCOME       INCOME       OF YEAR   RETURN (A)   EXPENSES      INCOME      (000S OMITTED)
------------               ---------  ----------  -------------  ---------  ----------  -----------  -----------  ----------------

U.S. GOVERNMENT SERIES
    PREMIUM CLASS (5)
        2002                 1.000       0.018         (0.018)     1.000       1.85%        0.19%        1.71%           35,786
        2001                 1.000       0.040         (0.040)     1.000       4.07%        0.21%        2.68%           11,385
        2000                 1.000       0.042         (0.042)     1.000       6.42%        0.25%        6.24%               80
    RESERVE CLASS (8)
        2002                 1.000       0.017         (0.017)     1.000       1.75%        0.29%        1.65%                5
        2001                 1.000       0.001         (0.001)     1.000       2.07%        0.31%        2.07%                5
    INSTITUTIONAL
      CLASS (4)
        2002                 1.000       0.015         (0.015)     1.000       1.60%        0.44%        1.56%                5
        2001                 1.000       0.038         (0.038)     1.000       3.81%        0.46%        3.93%          135,056
        2000                 1.000       0.058         (0.058)     1.000       5.94%        0.50%        5.79%          185,512
        1999                 1.000       0.025         (0.025)     1.000       4.87%        0.58%        4.82%          130,687
    ADVISER CLASS (8)
        2002                 1.000       0.015         (0.015)     1.000       1.60%        0.44%        1.51%                5
        2001                 1.000       0.001         (0.001)     1.000       1.92%        0.46%        1.92%                5
    INVESTMENT CLASS (6)
        2002                 1.000       0.014         (0.014)     1.000       1.50%        0.54%        1.39%          414,584
        2001                 1.000       0.037         (0.037)     1.000       3.71%        0.56%        3.01%          332,839
        2000                 1.000       0.001         (0.001)     1.000       5.88%        0.59%        5.88%                5
MUNICIPAL SERIES
    PREMIUM CLASS (7)
        2002                 1.000       0.012         (0.012)     1.000       1.21%        0.22%        1.21%                5
        2001                 1.000       0.015         (0.015)     1.000       2.09%        0.28%        2.08%                5
    RESERVE CLASS (8)
        2002                 1.000       0.011         (0.011)     1.000       1.11%        0.32%        1.10%                5
        2001                 1.000       0.001         (0.001)     1.000       1.29%        0.38%        1.29%                5
    INSTITUTIONAL
      CLASS (7)
        2002                 1.000       0.010         (0.010)      1.00       0.96%        0.47%        0.95%                5
        2001                 1.000       0.013         (0.013)      1.00       1.84%        0.53%        1.86%                5
    ADVISER CLASS (8)
        2002                 1.000       0.010         (0.010)      1.00       0.96%        0.47%        0.96%                5
        2001                 1.000       0.000*        (0.000)*     1.00       1.14%        0.53%        1.14%                5
    INVESTMENT CLASS (7)
        2002                 1.000       0.009         (0.009)      1.00       0.86%        0.57%        0.86%           96,187
        2001                 1.000       0.012         (0.012)      1.00       1.74%        0.63%        1.71%          124,423

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date.

(B) Net expenses before waivers and reimbursements of fees by the investment advisor for the Premium Class and Institutional Class for the Cash Series for the year ended December 31, 1998 were 0.34% and 0.59%, respectively.

(1)  Commenced Operations June 25, 1998.

(2)  Commenced Operations February 19, 1999.

(3)  Commenced Operations January 22, 1999.

(4)  Commenced Operations June 29, 1999.

(5)  Commenced Operations May 1, 2000.

(6)  Commenced Operations December 28, 2000.

(7)  Commenced Operations April 19, 2001.

(8)  Commenced Operations December 18, 2001.

  *  Rounds to less than 0.001 or (0.001).

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Series (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Series (the "Cash Series"), the Merrimac Treasury Series (the "Treasury Series"), the Merrimac Treasury Plus Series (the "Treasury Plus Series"), the Merrimac U.S. Government Series (the "Government Series"), the Merrimac Municipal Series (the "Municipal Series"), and the Merrimac Prime Series, (the "Prime Series"), collectively the "Funds", are separate diversified investment portfolios or series of the Trust. At December 31, 2002, the Prime Series had not commenced operations. The Funds consist of five classes of shares, the Premium Class, the Reserve Class, the Institutional Class, the Adviser Class, and the Investment Class.

       The Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), the Merrimac Municipal Portfolio (the "Municipal Portfolio") and the Merrimac Prime Portfolio (the "Prime Portfolio"), respectively. The Portfolios are each an open-end investment management company and a series of the Merrimac Master Portfolio, and are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios." At December 31, 2002, the Prime Portfolio had not commenced operations. Each Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At December 31, 2002, the investment by the Cash Series, the Treasury Series, Treasury Plus Series, the Government Series, and the Municipal Series represent ownership of proportionate interests of 73.22%, 99.99%, 98.78%, 99.99%, and 99.99%, respectively, of their corresponding portfolios.

       The policies of the Funds are designed to maintain a stable net asset value of $1.00 per share by class. They have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that they will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Funds record their investment in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, each Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. DEFERRED ORGANIZATION EXPENSE

       Costs incurred by the Cash Series and the Treasury Series in connection with their organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Fund.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

     E. EXPENSE ALLOCATION

       Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to all of the Funds.

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Funds are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

       The tax character of distributions paid during the periods ended December 31, 2002 and 2001 were as follows:

                                        ORDINARY INCOME         TAX-EXEMPT INCOME              TOTAL
                                    ------------------------  ----------------------  ------------------------
                                       2002         2001         2002        2001        2002         2001
                                    -----------  -----------  ----------  ----------  -----------  -----------
         Cash Series..............  $76,447,923  $69,873,812  $       --  $       --  $76,447,923  $69,873,812
         Treasury Series..........    5,787,564   17,120,874          --          --    5,787,564   17,120,874
         Treasury Plus Series.....    3,627,845    8,888,413          --          --    3,627,845    8,888,413
         US Government Series.....    7,530,134   14,481,396          --          --    7,530,134   14,481,396
         Municipal Series.........           --       92,363   1,156,772   1,715,129    1,156,772    1,807,492

       As of December 31, 2002, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                                          UNDISTRIBUTED     UNDISTRIBUTED    LOSS CARRYFORWARDS
                                         ORDINARY INCOME  TAX-EXEMPT INCOME    AND DEFERRALS         TOTAL
                                         ---------------  -----------------  ------------------  --------------
         Cash Series...................      $57,879        $         --            $ --            $57,879
         Treasury Series...............       29,395                  --              --             29,395
         Treasury Plus Series..........           --                  --             (66)               (66)
         US Government Series..........           20                  --              --                 20
         Municipal Series..............           --                  --              --                 --

(3)   SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

       The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Investment Class under which certain service organizations including affiliates, may be compensated for providing shareholder accounting and other administrative services for their clients. The plans authorize an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients. The Trust has also adopted a Distribution Plan with respect to the Reserve Class, Adviser Class, and Investment Class, which pay an annual distribution fee of 0.10%, 0.25%, and 0.10%, respectively, of the value of the assets invested in each class.

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Merrimac Master Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio, Prime Portfolio and Government Portfolio, M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio, and ABN AMRO Asset Management (USA) LLC ("ABN AMRO") serves as sub-advisor to the Municipal Portfolio. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

       Investors Bank & Trust Company ("Investors Bank") or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

       Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

(5)   INVESTMENT TRANSACTIONS

       Investments in and withdrawals from the respective Portfolios during each Fund's 2002 operations were as follows:

                                                   INVESTMENTS IN   WITHDRAWALS FROM
                                                      PORTFOLIO        PORTFOLIO
                                                   ---------------  ----------------
         Cash Series.............................  $33,390,679,725  $33,065,435,725
         Treasury Series.........................    1,404,374,619    1,635,644,347
         Treasury Plus Series....................    1,449,928,183    1,352,119,731
         U.S. Government Series..................    2,236,445,414    2,274,597,883
         Municipal Series........................      131,647,426      161,622,046

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows for the years (unless otherwise indicated) ended December 31, 2002 and 2001:

                                                  SHARES        SHARES          NET INCREASE/
                                 SHARES SOLD    REINVESTED     REDEEMED      (DECREASE) IN SHARES
                                --------------  ----------  ---------------  --------------------
CASH SERIES
  Premium Class
    2002......................  31,030,520,159  19,683,310  (30,724,962,647)        325,240,822
    2001......................  12,653,828,355   7,295,951   (9,616,023,523)      3,045,100,783
  Reserve Class (2)
    2002......................              --          87               --                  87
    2001......................           5,000          --               --               5,000
  Institutional Class
    2002......................     786,167,022     266,219   (1,078,195,044)       (291,761,803)
    2001......................   1,189,367,337     673,963   (1,195,938,739)         (5,897,439)
  Adviser Class (2)
    2002......................              --          80               --                  80
    2001......................           5,000          --               --               5,000
  Investment Class
    2002......................   1,554,042,848          --   (1,181,671,954)        372,370,894
    2001......................     837,219,044         109     (540,674,117)        296,545,036
TREASURY SERIES
  Premium Class
    2002......................     250,966,747          --     (303,456,960)        (52,490,213)
    2001......................     304,709,627      24,671     (241,649,098)         63,085,200
  Reserve Class (2)
    2002......................              --          71               --                  71
    2001......................           5,000          --               --               5,000
  Institutional Class
    2002......................     418,821,945          --     (769,970,798)       (351,148,853)
    2001......................     684,125,405          --     (642,949,390)         41,176,015
  Adviser Class (2)
    2002......................              --          63               --                  63
    2001......................           5,000          --               --               5,000
  Investment Class
    2002......................     734,585,793          --     (554,548,888)        180,036,905
    2001......................     623,105,482     577,719     (518,439,604)        105,243,597

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                  SHARES        SHARES          NET INCREASE/
                                 SHARES SOLD    REINVESTED     REDEEMED      (DECREASE) IN SHARES
                                --------------  ----------  ---------------  --------------------
TREASURY PLUS SERIES
  Premium Class
    2002......................     209,309,046          --     (145,297,921)         64,011,125
    2001......................     479,184,350          --     (480,889,302)         (1,704,952)
  Reserve Class (2)
    2002......................              --          69               --                  69
    2001......................           5,000          --               --               5,000
  Institutional Class
    2002......................     564,525,523       1,179     (719,339,458)       (154,812,756)
    2001......................     756,422,442      10,223     (855,648,183)        (99,215,518)
  Adviser Class (2)
    2002......................              --          62               --                  62
    2001......................           5,000          --               --               5,000
  Investment Class
    2002......................     676,092,304          --     (483,096,840)        192,995,464
    2001......................     170,630,329     125,644     (113,926,880)         56,829,093
U.S. GOVERNMENT SERIES
  Premium Class
    2002......................     612,626,337     145,246     (588,362,834)         24,408,749
    2001......................      23,436,585      32,010      (12,172,175)         11,296,420
  Reserve Class (2)
    2002......................              --          86               --                  86
    2001......................           5,000          --               --               5,000
  Institutional Class
    2002......................     474,593,180          --     (609,547,714)       (134,954,534)
    2001......................     837,277,977          --     (887,830,585)        (50,552,608)
  Adviser Class (2)
    2002......................              --          79               --                  79
    2001......................           5,000          --               --               5,000
  Investment Class
    2002......................   1,149,080,486          --   (1,067,101,338)         81,979,148
    2001......................   1,196,801,622   1,141,398     (865,346,300)        332,596,720
MUNICIPAL SERIES
  Premium Class (1)
    2002......................              --          63               --                  63
    2001......................           5,000          68               --               5,068
  Reserve Class (2)
    2002......................              --          54               --                  54
    2001......................           5,000          --               --               5,000
  Institutional Class (1)
    2002......................              --          49               --                  49
    2001......................           5,000          61               --               5,061
  Adviser Class (2)
    2002......................              --          47               --                  47
    2001......................           5,000          --               --               5,000
  Investment Class (1)
    2002......................     131,647,213          --     (159,882,846)        (28,235,633)
    2001......................     266,567,885     244,559     (142,389,341)        124,423,103

(1)  Commenced operations April 19, 2001.

(2)  Commenced operations December 18, 2001.

       At December 31, 2002, Investors Bank, as agent for its clients, was the record holder of 17% of the Cash Series, 85% of the Treasury Series, 74% of the Treasury Plus Series, 92% of the Government Series and 100% of the Municipal Series shares outstanding, respectively. Affiliates of M&I, as agents for their clients, were the record holders of 15% of the Treasury Series and 26% of the Treasury Plus Series shares outstanding, respectively.

(7)   FEDERAL TAX INFORMATION

       As of December 31, 2002, the Treasury Plus Fund had available a capital loss carryforward of $66 expiring in 2007.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and
Shareholders of Merrimac Series

We have audited the accompanying statements of assets and liabilities of the Merrimac Cash Series, the Merrimac Treasury Series, the Merrimac Treasury Plus Series, Merrimac U.S. Government Series and Merrimac Municipal Series, five of the series comprising the Merrimac Series as of December 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principals used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Merrimac Series at December 31, 2002, the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

                                                      /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 4, 2003

                                MERRIMAC SERIES
                         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

MERRIMAC SERIES SOURCES OF INCOME

The following tables summarize the percentage of income earned by each Merrimac fund in 2002 from various obligors. The information is presented to assist Shareholders in preparing state tax returns.

                            CASH    TREASURY  TREASURY PLUS  U.S. GOVERNMENT  MUNICIPAL
                           SERIES    SERIES      SERIES          SERIES        SERIES
                           -------  --------  -------------  ---------------  ---------
U.S. Treasury
  Obligations............    0.22%   95.13%        9.89%           2.51%         0.00%
Repurchase Agreements....    0.62%    4.87%       90.11%           8.44%         0.00%
Other Non-Exempt
  Securities.............   92.22%    0.00%        0.00%           7.09%         0.00%
Other U.S. Government
  Obligations............    6.94%    0.00%        0.00%          81.96%         0.00%
Municipal Income.........    0.00%    0.00%        0.00%           0.00%       100.00%

The following table summarizes the percentage of total income earned by the Merrimac Municipal Series applicable to obligors of various states.

Alabama                                             0.86%
Alaska                                              1.22%
Arizona                                             3.84%
Colorado                                            6.65%
Connecticut                                         3.12%
District of Columbia                                2.80%
Florida                                             2.91%
Georgia                                             7.14%
Idaho                                               3.34%
Illinois                                            3.01%
Iowa                                                1.96%
Kansas                                              0.34%
Kentucky                                            0.72%
Louisiana                                           2.46%
Maryland                                            1.21%
Massachusetts                                       3.85%
Michigan                                            0.34%
Minnesota                                           8.11%
Mississippi                                         1.28%
Missouri                                            2.08%
Nebraska                                            3.26%
Nevada                                              3.65%
New Mexico                                          0.69%
New York                                            4.79%
North Carolina                                      1.23%
Ohio                                                4.61%
Pennsylvania                                        1.02%
Texas                                               3.58%
Utah                                                1.83%
Virginia                                            0.93%
Washington                                          6.46%
Wisconsin                                           4.38%
Wyoming                                             3.12%
Other                                               3.21%

None of the income earned by the Merrimac Municipal Series is subject to the Federal Alternative Minimum Tax (AMT).

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 35.0%
Amstel Funding Corporation.........................              1.86%       01/16/03       $       20,000,000   $     19,984,666
                         ..........................              1.83        01/22/03               25,000,000         24,973,458
                         ..........................              1.79        02/05/03               25,000,000         24,956,980
                         ..........................              1.71        02/10/03               20,000,000         19,962,222
                         ..........................         1.75-1.76        03/13/03               50,000,000         49,827,727
                         ..........................              1.39        03/27/03               25,000,000         24,918,542
                         ..........................              1.39        05/05/03               45,000,000         44,786,100
                         ..........................              1.39        05/12/03               20,000,000         19,899,566
                         ..........................              1.42        05/19/03               65,000,000         64,648,672
                         ..........................              1.39        06/11/03               20,000,000         19,876,566
Arizona Educational Loan Marketing Corporation.....              1.46        01/06/03               34,720,000         34,712,960
BASF Aktiengesellschaf.............................              1.32        05/12/03               20,000,000         19,904,662
Caisse Nationale Des Caisses D' Epangne............              1.61        12/03/03               50,000,000         49,262,668
Clipper Receivables................................              1.76        01/09/03               40,000,000         39,984,444
                 +.................................              1.34        03/18/03               25,000,000         24,930,208
Deer Park Refining Limited.........................              1.80        01/15/03               25,000,000         25,000,000
                        ...........................         1.36-1.62        02/10/03               73,000,000         72,965,244
                        ...........................              1.60        03/10/03               50,000,000         50,000,000
                        ...........................              1.41        05/15/03               50,000,000         50,000,000
                        ...........................              1.41        06/20/03               25,000,000         25,000,000
Den Norske Bank ASA................................              1.47        08/15/03               25,000,000         24,772,430
Executive Jet, Inc.................................              1.34        02/11/03               50,000,000         49,923,696
Fairway Finance Corporation........................              1.50        01/02/03               25,000,000         24,998,958
                         ..........................              1.87        01/22/03               15,000,000         14,983,812
First Express Funding Corporation..................              1.40        01/15/03               18,555,000         18,544,898
General Electric Capital Corporation...............              1.36        01/17/03               75,000,000         74,954,832
                                ...................              1.34        05/06/03               50,000,000         49,769,096
                                ...................              1.36        05/20/03               50,000,000         49,739,376
Hamburgishe Landesbank.............................              1.95        04/07/03               45,000,000         44,769,600
High Peak Funding LLC..............................              1.64        01/15/03               85,000,000         84,946,120
                     ..............................              1.89        01/21/03               35,000,000         34,963,640
                     ..............................              1.40        01/28/03               40,000,000         39,958,000
                     ..............................              1.43        01/31/03               15,000,000         14,982,125
                     ..............................              1.40        02/25/03               25,000,000         24,946,528
                     ..............................              1.40        03/21/03               50,000,000         49,846,388
                     ..............................              1.35        06/30/03               35,000,000         34,765,500
HSBC USA, Inc......................................              1.85        01/13/03               25,000,000         24,984,750
              .....................................              1.37        04/22/03               36,000,000         35,849,040
              .....................................              1.32        05/05/03               35,000,000         34,842,072
              .....................................              1.46        08/12/03               50,000,000         49,554,000
Iowa Student Loans.................................              1.42        01/22/03               13,569,000         13,557,760
Ivory Funding Corporation..........................              1.65        01/06/03               75,000,000         74,982,808
                       ............................         1.76-1.90        01/07/03               21,000,000         20,993,724
                       ............................              1.42        01/16/03               12,457,000         12,449,630
                       ............................              1.59        02/03/03               10,045,000         10,030,451
Morgan Stanley, Dean Witter & Co...................              1.37        01/13/03               10,000,000          9,995,433
                               ....................              1.37        01/29/03               25,000,000         24,973,362
Newbury Funding Limited............................              1.50        01/06/03               15,000,000         14,996,875
Prudential Funding PLC.............................              1.52        01/22/03               44,000,000         43,960,988
Royal Bank of Canada...............................              1.31        07/21/03               25,000,000         24,818,542
Shell Finance......................................              1.75        01/16/03               25,000,000         24,981,874
           ........................................              1.74        03/10/03               35,000,000         34,886,288
           ........................................              1.76        04/14/03               55,000,000         54,726,192
           ........................................              1.72        06/05/03               35,000,000         34,743,820
Sigma Finance Corporation..........................              1.77        01/21/03               25,000,000         24,975,556
                        ...........................              1.36        04/15/03               39,000,000         38,847,900

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Texas Agricultural Finance Authority...............              1.56%       02/06/03       $       35,700,000   $     35,644,664
Westdeutsche Landesbank Girozentral................              2.41        01/16/03               30,000,000         29,970,379
                                                                                                                 ----------------
                                                                                                                    2,017,225,792
                                                                                                                 ----------------
VARIABLE RATE NOTES* - 35.0%
American Express Credit Corporation................              1.43        01/14/03               50,000,000         50,013,324
American Honda Finance Corporation.................         1.42-1.81        01/16/03              140,000,000        140,000,000
                                 ..................              1.69        02/04/03               70,000,000         69,995,896
                                 ..................              1.57        02/08/03               25,000,000         25,055,398
                                 ..................              1.61        02/10/03               50,000,000         49,997,000
Bank One Corporation...............................              1.41        03/11/03               35,000,000         35,066,160
                    ...............................              1.39        03/19/03               11,000,000         11,005,327
Bear Stearns Companies, Inc........................              1.62        01/02/03               50,000,000         50,025,568
                         ..........................              1.70        02/06/03                8,600,000          8,608,194
                         ..........................         1.31-1.47        03/28/03               75,000,000         75,066,976
Beta Finance, Inc..................................              1.39        01/02/03               45,000,000         44,999,476
Branch Banking & Trust.............................              1.37        02/10/03               50,000,000         49,998,908
Caterpillar Finance Services Corporation...........              1.46        01/02/03               30,000,000         30,030,740
                                   +...............              1.78        07/07/03               25,000,000         25,013,750
                                   +...............              1.77        07/09/03               50,000,000         50,023,500
Credit Suisse First Boston USA, Inc................         1.43-1.45        01/02/03               90,000,000         90,112,356
                                ...................              1.83        01/28/03               50,000,000         50,037,472
                                ...................              1.46        02/25/03               10,000,000         10,008,881
Deutsche Bank NY...................................              1.55        01/02/03               50,000,000         50,000,000
Fairway Finance Corporation........................              1.40        01/22/03               50,000,000         50,000,356
First Tennessee Bank...............................              1.38        01/02/03               40,000,000         40,000,000
Goldman Sachs Group, Inc. Promissory Note++........         1.45-1.49        01/02/03               95,000,000         95,000,000
                                       ++..........              1.81        01/04/03               25,000,000         25,000,000
                                       ++..........              1.44        01/10/03               50,000,000         50,000,000
Heller Financial, Inc..............................         1.60-1.61        02/10/03               24,400,000         24,473,672
Key Bank N.A.......................................         1.32-1.40        01/02/03              110,000,000        110,000,812
             ......................................         1.43-1.44        01/13/03               30,000,000         30,005,584
             ......................................         1.72-1.73        02/03/03               43,500,000         43,511,992
             ......................................              1.64        02/07/03               19,000,000         19,001,658
Lehman Brothers Holdings, Inc......................         1.35-1.47        01/02/03              110,000,000        110,005,288
Links Securities LLC...............................              1.38        01/02/03               35,000,000         35,000,000
Morgan Stanley, Dean Witter & Co...................         1.33-1.35        01/02/03              200,000,000        200,000,000
                               ....................              1.54        01/15/03               10,000,000         10,000,000
National City Bank.................................              1.31        01/02/03               50,000,000         50,000,000
Paccar Financial Corp..............................              1.37        03/17/03               10,000,000         10,003,690
Salomon Smith Barney Holdings, Inc.................              1.39        01/02/03               15,000,000         15,002,122
Sigma Finance Corporation..........................         1.34-1.35        01/02/03               95,000,000         95,014,195
                        ...........................              1.41        03/05/03               40,000,000         39,998,219
                        ...........................              1.41        03/19/03               50,000,000         50,010,756
                                                                                                                 ----------------
                                                                                                                    2,017,087,270
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 10.1%
Federal Home Loan Bank.............................              2.20        01/28/03               35,000,000         34,998,744
                      .............................              2.38        02/04/03               10,000,000          9,999,599
                      .............................              2.31        04/08/03               15,500,000         15,511,511
                      .............................              1.47        08/15/03               20,000,000         20,326,936
                      .............................              1.36        10/22/03               15,000,000         14,835,850
                      .............................              1.86        11/03/03               25,000,000         25,000,000
                      .............................         1.33-2.00        11/14/03               46,000,000         46,910,002
                      .............................              2.06        11/21/03                6,400,000          6,400,000
                      .............................              1.70        11/28/03               40,000,000         40,000,000

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS (CONTINUED)
                      .............................              1.70%       12/05/03       $       85,000,000   $     85,000,000
                      .............................              1.70        01/05/04               45,000,000         45,000,000
                      +............................              1.40        01/30/04               50,000,000         50,000,000
Federal Home Loan Mortgage Corporation.............              2.31        01/02/03               25,000,000         24,998,456
                                      .............              1.32        08/29/03               30,000,000         29,738,000
                                      .............              1.53        11/26/03               10,000,000          9,862,003
Federal National Mortgage Association..............              2.05        04/01/03               15,000,000         14,924,999
                                  .................              2.37        05/30/03               40,000,000         39,615,912
                                  .................              1.44        09/02/03               25,000,000         24,761,084
                                  .................              1.32        09/19/03               25,000,000         24,762,562
                                  .................         1.35-1.38        11/14/03               21,470,000         21,215,911
                                                                                                                 ----------------
                                                                                                                      583,861,569
                                                                                                                 ----------------
CORPORATE DEBT - 7.6%
Associates First Capital Corporation...............              2.59        04/15/03               11,500,000         11,609,883
Bear Stearns Companies, Inc........................              2.56        03/03/03               25,000,000         25,000,000
                         ..........................              2.98        04/15/03                8,776,000          8,869,186
First Data Corporation.............................              2.43        04/01/03               20,000,000         20,203,506
General Electric Capital Corporation...............         1.76-2.39        02/03/03               34,055,000         34,200,524
                                ...................              1.47        09/11/03                6,500,000          6,735,699
                                ...................              1.48        11/03/03                5,000,000          5,221,064
Heller Financial, Inc..............................              2.40        01/15/03               10,000,000         10,014,789
Lehman Brothers Holdings, Inc......................              1.92        04/01/03               10,000,000         10,106,022
Merrill Lynch & Co., Inc...........................              2.21        02/12/03               15,000,000         15,063,060
                      .............................              2.48        03/24/03               45,000,000         45,000,000
Morgan Stanley, Dean Witter & Co...................         1.94-2.40        01/15/03               53,545,000         53,641,332
SBC Communications, Inc............................              2.76        06/05/03               70,000,000         70,450,056
Sigma Finance Corporation..........................              2.56        01/27/03                5,000,000          4,998,294
                        ...........................              1.64        12/03/03               40,000,000         40,000,000
Wells Fargo & Company..............................         1.37-2.94        05/01/03               77,014,000         78,315,140
                                                                                                                 ----------------
                                                                                                                      439,428,555
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 5.1%
Associated Banc-Corp, Green Bay....................              2.35        02/10/03               45,000,000         45,000,492
                             ......................              2.63        05/05/03               35,000,000         35,001,764
Canadian Imperial Bank of Commerce NY..............         2.44-2.50        03/04/03               50,000,000         50,003,752
                                     ..............              1.37        06/23/03               10,000,000         10,041,612
Deutsche Bank NY...................................              1.94        08/05/03               45,000,000         45,000,000
Marine Midland Bank NA.............................              2.80        04/02/03               25,000,000         25,000,000
SouthTrust Bank NA.................................              1.73        04/02/03               50,000,000         50,000,000
State Street Bank & Trust..........................              1.70        12/17/03               35,000,000         35,000,000
                                                                                                                 ----------------
                                                                                                                      295,047,620
                                                                                                                 ----------------

                                                                                                  SHARES
                                                                                            ------------------
MUTUAL FUNDS - 5.0%
Dreyfus Cash Management Plus Fund+++...............                                                 90,275,088         90,275,088
Federated Prime Obligations Fund+++................                                                 68,455,192         68,455,193
One Group Institutional Prime Money Market Fund....                                                130,000,000        130,000,000
                                                                                                                 ----------------
                                                                                                                      288,730,281
                                                                                                                 ----------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE

---------------------------------------------------------------------------------------------------------------------------------
PROMISSORY NOTES - 2.0%
Goldman Sachs Group, Inc. Promissory Note++........              1.90%       01/06/03       $       25,000,000   $     25,000,000
                                       ++..........              1.87        01/27/03               12,000,000         12,000,000
                                       ++..........              2.45        02/03/03               25,000,000         25,000,000
                                       ++..........              1.42        03/24/03               18,000,000         18,000,000
                                       ++..........              1.58        11/02/03               15,000,000         15,000,000
                                       ++..........              1.73        11/17/03               20,000,000         20,000,000
                                                                                                                 ----------------
                                                                                                                      115,000,000
                                                                                                                 ----------------
ASSET BACKED SECURITIES - 1.5%
Caterpillar Financial Asset Trust Series 2002-A
  Class A1.........................................              1.82        07/25/03                7,130,718          7,130,718
Nissan Auto Recivables Owner Trust Series 2002-C
  Class A1.........................................              1.70        01/05/03               12,039,153         12,039,153
Whole Loan Auto Trust Series 2002-1 Class A1.......              1.44        03/10/03               65,172,064         65,172,064
                                                                                                                 ----------------
                                                                                                                       84,341,935
                                                                                                                 ----------------
TIME DEPOSITS - 1.0%
Wells Fargo Bank...................................              1.25        01/02/03               59,000,000         59,000,000
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 102.3%                                                                       5,899,723,022

Other assets and liabilities, net - (2.3%)                                                                           (131,229,555)
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  5,768,493,467
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    All or a portion of security is a forward commitment

++   Illiquid security

+++ All or a portion of this security is segregated to cover forward commitments.

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC TREASURY PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                  YIELD TO                   PAR
                                  MATURITY     MATURITY     VALUE        VALUE

----------------------------------------------------------------------------------
TREASURY OBLIGATIONS - 93.8%
U.S. Treasury Bills...........  1.56 - 1.57%   01/02/03  $45,000,000  $ 44,998,081
                ..............   1.57 - 1.60   01/09/03   30,000,000    29,989,639
                ..............      1.64       01/16/03   25,000,000    24,983,177
                ..............   1.51 - 1.64   01/23/03   45,000,000    44,956,986
                ..............      1.21       02/13/03   55,000,000    54,922,003
                ..............      1.17       02/27/03   45,000,000    44,917,848
                ..............      1.66       03/06/03   15,000,000    14,956,666
                ..............      1.26       04/10/03   10,000,000     9,966,038
                ..............      1.26       04/17/03   30,000,000    29,890,908
                ..............      1.24       06/19/03   20,000,000    19,885,456
                                                                      ------------
                                                                       319,466,802
                                                                      ------------
U.S. Treasury Notes...........      1.85       01/31/03   20,000,000    20,058,927
                                                                      ------------

                                                           SHARES
                                                         -----------
MUTUAL FUNDS - 6.1%
Dreyfus Treasury Prime Cash
  Fund........................                            13,049,553    13,049,553
Nations Treasury Reserves
  Money Market Fund...........                             9,198,807     9,198,807
                                                                      ------------
                                                                        22,248,360
                                                                      ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.9%                           361,774,089

Other assets and liabilities, net - 0.1%                                   413,904
                                                                      ------------

NET ASSETS - 100.0%                                                   $362,187,993
                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                  YIELD TO                   PAR
                                  MATURITY     MATURITY     VALUE        VALUE

----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 100.0%

Bear Stearns Repurchase
Agreement, dated 12/31/02,
with a maturity value of
$60,003,900, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 0.00% to 7.25% and
maturities ranging from
03/28/07 to 05/15/30, with an
aggregate market value of
$64,604,479...................      1.17%      01/02/03  $60,000,000  $ 60,000,000

First Union Bank Repurchase
Agreement, dated 12/31/02,
with a maturity value of
$70,004,200, collateralized by
U.S. Treasury Obligations with
rates ranging from 0.00% to
3.25% and maturities ranging
from 05/31/04 to 11/15/21,
with an aggregate market value
of $71,400,181................      1.08       01/02/03   70,000,000    70,000,000

JP Morgan Repurchase
Agreement, dated 12/31/02,
with a maturity value of
$71,010,340, collateralized by
a U.S. Treasury Obligation
with a rate of 7.13% and a
maturity of 2/15/23, with an
aggregate market value of
$72,426,702...................      1.08       01/02/03   71,006,080    71,006,080

Merrill Lynch Repurchase
Agreement, dated 12/31/02,
with a maturity value of
$71,004,733, collateralized by
a U.S. Treasury Obligation
with a rate of 0.00% and a
maturity of 11/15/07, with an
aggregate market value of
$72,421,114...................      1.20       01/02/03   71,000,000    71,000,000

Morgan Stanley Repurchase
Agreement, dated 12/31/02,
with a maturity value of
$70,004,200, collateralized by
U.S. Treasury Obligations with
rates of 0.00% and maturities
ranging from 11/15/22 to
02/15/25, with an aggregate
market value of
$71,400,237...................      1.08       01/02/03   70,000,000    70,000,000
                                                                      ------------
                                                                       342,006,080
                                                                      ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                          342,006,080

Other assets and liabilities, net - (0.0%)                                 (59,046)
                                                                      ------------

NET ASSETS - 100.0%                                                   $341,947,034
                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                     YIELD TO                                 PAR
                                     MATURITY           MATURITY             VALUE               VALUE

------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 61.2%
Federal Farm Credit Bank......        1.60%             02/24/03       $        9,000,000   $      8,978,535
                       .......         1.72             06/02/03                2,000,000          2,101,597
Federal Home Loan Bank........         1.00             01/02/03               16,500,000         16,499,542
                      ........         1.98             01/07/03                1,240,000          1,240,922
                      ........         1.98             01/10/03                1,000,000          1,001,112
                      ........         2.20             01/28/03                3,000,000          2,999,895
                      ........         2.38             02/04/03                5,000,000          4,999,800
                      ........         2.29             02/28/03               15,000,000         15,063,286
                      ........         1.65             03/19/03                7,500,000          7,473,692
                      ........         1.86             11/03/03                3,500,000          3,500,000
                      ........         1.91             11/14/03                8,000,000          8,000,000
                      ........         1.70             12/05/03               10,000,000         10,000,000
                      ........         1.70             01/05/04                5,000,000          5,000,000
Federal Home Loan Mortgage
  Corporation.................     1.25 - 2.31          01/02/03                4,914,000          4,913,768
                         .....         1.87             01/08/03                7,400,000          7,397,338
                         .....         1.24             01/28/03               20,000,000         19,981,400
                         .....         1.65             01/30/03               11,439,000         11,423,888
                         .....         1.65             04/24/03                1,000,000            994,820
                         .....         2.21             07/15/03               10,000,000         10,188,362
                         .....         1.32             08/29/03               10,000,000          9,912,667
                         .....     1.46 - 1.47          09/29/03               16,200,000         16,023,925
                         .....         1.53             11/26/03                5,000,000          4,931,002
Federal National Mortgage
  Association.................         1.78             01/08/03               10,000,000          9,996,578
                         +....         1.33             02/03/03               10,000,000          9,988,356
                         .....         1.25             02/05/03               12,000,000         11,985,417
                         .....     2.07 - 2.23          02/07/03               15,000,000         14,967,112
                         .....         1.60             02/14/03               10,000,000          9,980,567
                         .....         1.28             03/05/03               10,000,000          9,977,600
                         .....         2.26             04/15/03                5,000,000          5,049,040
                         .....         2.44             05/02/03                5,000,000          4,960,004
                         .....         1.88             06/27/03                5,000,000          4,953,783
                         .....         1.44             09/19/03               11,858,000         11,735,922
                         .....         1.32             12/12/03               10,000,000          9,875,417
                                                                                            ----------------
                                                                                                 276,095,347
                                                                                            ----------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 28.5%
Federal Farm Credit Bank......         1.30             01/02/03               20,000,000         20,001,134
Federal Home Loan Bank........     1.22 - 1.30          01/02/03               55,005,000         55,008,554
                      ........         1.29             03/17/03                5,000,000          4,999,330
Federal National Mortgage
  Association.................         1.27             01/02/03               25,000,000         24,999,476
                         .....     1.34 - 1.38          01/09/03               23,500,000         23,495,838
                                                                                            ----------------
                                                                                                 128,504,332
                                                                                            ----------------
                                                                             SHARES
                                                                       ------------------
MUTUAL FUNDS - 9.0%
Federated Government
  Obligation Money Market
  Fund+++.....................                                                 20,000,000         20,000,000
Goldman Sachs Financial Square
  Government Fund.............                                                 20,463,356         20,463,354
                                                                                            ----------------
                                                                                                  40,463,354
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                     YIELD TO                                 PAR
                                     MATURITY           MATURITY             VALUE               VALUE

------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.3%
Bear Stearns Repurchase
Agreement, dated 10/17/02,
with a maturity value of
$15,066,375, collateralized by
a U.S. Government Agency
Obligation with a rate of
0.00% and a maturity of
04/28/06, with an aggregate
market value of
$15,302,863++.................        1.77%             01/15/03       $       15,000,000   $     15,000,000
                                                                                            ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 102.0%                                                    460,063,033

Other assets and liabilities, net - (2.0%)                                                        (8,869,815)
                                                                                            ----------------

NET ASSETS - 100.0%                                                                         $    451,193,218
                                                                                            ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    All or a portion of security is a forward commitment

++   Illiquid security

+++ All or a portion of this security is segregated to cover forward commitments.

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE

-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 58.9%
ALASKA - 1.9%
Valdez Marine Terminal Revenue
  Bond, BP Pipelines, Inc.
  Project.....................     1.75%  01/02/03   $ 1,000,000  $   1,000,000
Valdez Marine Terminal Revenue
  Bond, Exxon Pipeline Co.
  Project.....................     1.70   01/02/03       800,000        800,000
                                                                  -------------
                                                                      1,800,000
                                                                  -------------
COLORADO - 2.0%
Cherry Creek South
  Metropolitan District No. 1,
  LOC: Dresdner Bank AG.......     1.75   01/02/03     1,950,000      1,950,000
                                                                  -------------
CONNECTICUT - 4.4%
Connecticut State Health &
  Educational Facilities
  Authority Revenue, Yale
  University, Series T-2, LOC:
  Dexia Credit Local de
  France......................     1.40   01/02/03     1,000,000      1,000,000
Connecticut State Health &
  Educational Facilities
  Authority Revenue, Yale
  University, Series U2, LOC:
  Dexia Credit Local de
  France......................     1.35   01/02/03       650,000        650,000
Connecticut State, Series B,
  SPA: Bayerische Landesbank
  Girozentrale................     1.60   01/02/03     2,600,000      2,600,000
                                                                  -------------
                                                                      4,250,000
                                                                  -------------
ILLINOIS - 4.5%
Chicago O'Hare International
  Airport, Second Lien, Series
  B, LOC: Societe Generale....     1.55   01/02/03     3,800,000      3,800,000
Illinois Health Facilities
  Authority, St. Lukes Medical
  Center Obligation, Series B,
  SPA: First National Bank,
  Insurer: MBIA...............     1.55   01/02/03       500,000        500,000
                                                                  -------------
                                                                      4,300,000
                                                                  -------------
IOWA - 2.9%
Iowa Higher Education Loan
  Authority Revenue Bond,
  Higher Education Facilities,
  St. Ambrose University, LOC:
  Wells Fargo Bank NA.........     1.60   01/02/03     2,800,000      2,800,000
                                                                  -------------
KENTUCKY - 1.0%
Kentucky Economic Development
  Finance Authority, Baptist
  Healthcare Authority, Series
  C, LOC: National City Bank
  Kentucky, Insurer: MBIA.....     1.75   01/02/03     1,000,000      1,000,000
                                                                  -------------
LOUISIANA - 3.5%
Ascension Parish Pollution
  Control Revenue Bond, LOC:
  Credit Suisse First
  Boston......................     1.59   01/02/03     3,400,000      3,400,000
                                                                  -------------
MARYLAND - 2.2%
Maryland State Health & Higher
  Educational Facilities
  Authority, Pooled Loan
  Program, Series A, LOC: Bank
  One Trust Company...........     1.50   01/02/03     2,100,000      2,100,000
                                                                  -------------
MASSACHUSETTS - 6.3%
Massachusetts Health &
  Educational Facilities
  Authority, Capital Asset
  Program, Series C...........     1.70   01/02/03     2,025,000      2,025,000
Massachusetts State, Series B,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale................     1.60   01/02/03     4,100,000      4,100,000
                                                                  -------------
                                                                      6,125,000
                                                                  -------------
MINNESOTA - 2.2%
Hennepin County, Series B,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale................     1.45   01/02/03        65,000         65,000
Minneapolis, Convention
  Center, SPA: Bayerische Hypo
  und Verinsbank..............     1.65   01/02/03        65,000         65,000
Minneapolis, Series A, SPA:
  Bayerische Hypo und
  Verinsbank..................     1.65   01/02/03       380,000        380,000
Minneapolis, Series B, SPA:
  Bayerische Hypo und
  Verinsbank..................     1.65   01/02/03     1,000,000      1,000,000

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE

-------------------------------------------------------------------------------
North Suburban Hospital
  District of Anoka & Ramsey
  Counties, Health Center,
  LOC: Wells Fargo Bank NA....     1.20%  01/02/03   $   600,000  $     600,000
                                                                  -------------
                                                                      2,110,000
                                                                  -------------
MISSISSIPPI - 0.8%
Jackson County Port Facility
  Revenue, Chevron USA Inc
  Project.....................     1.75   01/02/03       750,000        750,000
                                                                  -------------
MISSOURI - 3.0%
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, Series A, SPA:
  Morgan Guaranty Trust.......     1.75   01/02/03     1,700,000      1,700,000
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, Series B, SPA:
  Morgan Guaranty Trust.......     1.75   01/02/03     1,200,000      1,200,000
                                                                  -------------
                                                                      2,900,000
                                                                  -------------
NEW MEXICO - 0.2%
Hurley Pollution Control
  Revenue, Updates -
  Kennecott-Santa Fe..........     1.75   01/02/03       200,000        200,000
                                                                  -------------
NEW YORK - 2.7%
New York Local Government
  Assistance Corporation,
  Series E, LOC: Societe
  Generale....................     1.50   01/02/03       900,000        900,000
New York, SPA: FGIC-SPI,
  Insurer: FGIC...............     1.85   01/02/03     1,700,000      1,700,000
                                                                  -------------
                                                                      2,600,000
                                                                  -------------
OHIO - 6.8%
Cleveland Income Tax Revenue,
  SPA: Toronto Dominion Bank,
  Insurer: AMBAC..............     1.55   01/02/03     4,115,000      4,115,000
Ohio State Air Quality
  Development Authority,
  Cincinnati Gas & Electric,
  Series B, LOC: Barclays Bank
  Plc.........................     1.70   01/02/03     2,400,000      2,400,000
                                                                  -------------
                                                                      6,515,000
                                                                  -------------
PENNSYLVANIA - 1.0%
Delaware County Industrial
  Development Authority,
  Recovery Facility, Series
  G...........................     1.45   01/02/03       900,000        900,000
Lehigh County Industrial
  Development Authority,
  Allegheny Electric Co-op,
  Inc., Series A, LOC:
  Rabobank Nederland..........     1.20   01/02/03        90,000         90,000
                                                                  -------------
                                                                        990,000
                                                                  -------------
TEXAS - 2.0%
Harris County Health
  Facilities Development
  Authority, Texas Childrens
  Hospital, Series B-1, SPA:
  Morgan Guaranty Trust,
  Insurer: MBIA...............     1.80   01/02/03     1,950,000      1,950,000
                                                                  -------------
VIRGINIA - 1.3%
Peninsula Ports Authority Coal
  Terminal Revenue Bond,
  Dominion Terminal Project,
  Series D, LOC: Barclays Bank
  New York....................     1.75   01/02/03     1,300,000      1,300,000
                                                                  -------------
WASHINGTON - 4.8%
Washington Public Power Supply
  System, Series 1A-1, LOC:
  Bank of America NT & SA.....     1.60   01/02/03       900,000        900,000
Washington State, Series 96 B,
  SPA: Landesbank
  Hessen-Thueringen
  Girozentrale................     1.45   01/02/03     3,700,000      3,700,000
                                                                  -------------
                                                                      4,600,000
                                                                  -------------
WISCONSIN - 0.7%
Wisconsin State Health &
  Education Facilities
  Authority, Aurora Health
  Care, Inc., Series C, LOC:
  Bank One N.A................     1.55   01/02/03       700,000        700,000
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE

-------------------------------------------------------------------------------
WYOMING - 4.7%
Lincoln County Pollution
  Control Revenue, Exxon
  Project.....................     1.70%  01/02/03   $ 2,300,000  $   2,300,000
Sublette County Pollution
  Revenue, Exxon Project......     1.70   01/02/03     2,200,000      2,200,000
                                                                  -------------
                                                                      4,500,000
                                                                  -------------
                                                                     56,840,000
                                                                  -------------
FIXED RATE DEMAND NOTES - 64.0%
ALABAMA - 4.2%
City of Montgomery, AL........     1.05   04/02/03     4,000,000      4,000,000
                                                                  -------------
ARIZONA - 5.2%
Salt River Project Agricultral
  Improvement & Power
  District....................     1.30   01/08/03     5,000,000      5,000,000
                                                                  -------------
COLORADO - 5.2%
Colorado State General Fund
  Revenue.....................     1.50   06/27/03     5,000,000      5,035,818
                                                                  -------------
DISTRICT OF COLUMBIA - 5.7%
District of Columbia
  Multimodal Revenue Bonds,
  LOC: Bank One N.A...........     1.30   02/05/03     2,500,000      2,500,000
    ..........................     1.30   02/06/03     3,000,000      3,000,000
                                                                  -------------
                                                                      5,500,000
                                                                  -------------
FLORIDA - 4.7%
Jacksonville Electric
  Authority, LOC: Morgan
  Guaranty Trust Co...........     1.15   04/09/03     4,500,000      4,500,000
                                                                  -------------
GEORGIA - 10.9%
Burke County Development
  Authority, LOC: Rabobank
  Nederland...................     1.30   03/12/03     3,000,000      3,000,000
                         .....     1.05   04/02/03     2,500,000      2,500,000
Municipal Electric Authority
  of Georgia, LOC: JP Morgan
  Chase Bank..................     1.00   01/08/03     2,000,000      2,000,000
Municipal Electric Authority
  of Georgia, LOC: Landesbank
  Hessen-Thueringen
  Girozentrale................     1.00   01/08/03     3,050,000      3,050,000
                                                                  -------------
                                                                     10,550,000
                                                                  -------------
NEBRASKA - 4.7%
Omaha Public Power District,
  LOC: JP Morgan Chase Bank...     1.30   03/12/03     4,500,000      4,500,000
                                                                  -------------
NEVADA - 5.2%
Las Vegas Valley Water
  District, LOC: Westdeutsche
  Landesbank..................     1.25   01/09/03     5,000,000      5,000,000
                                                                  -------------
TEXAS - 7.7%
City of Austin, TX Utility....     1.50   02/11/03     4,000,000      4,000,000
City of San Antonio, Support:
  Landesbank Hessen-Thueringen
  Girozentrale................     1.20   03/11/03     1,700,000      1,700,000
Texas State...................     1.38   08/29/03     1,750,000      1,765,546
                                                                  -------------
                                                                      7,465,546
                                                                  -------------
UTAH - 2.4%
Intermountain Power Agency
  Power Supply Revenue Bond...     1.10   04/02/03     2,300,000      2,300,000
                                                                  -------------
WASHINGTON - 4.3%
Port of Seattle, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................     1.50   02/12/03     4,140,000      4,140,000
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                YIELD TO                 PAR
                                MATURITY  MATURITY      VALUE         VALUE
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (continued)
WISCONSIN - 3.8%
Wisconsin State...............     1.35%  02/13/03   $ 1,710,000  $   1,710,000
Wisconsin State, LOC:
  Westdeutsche Landesbank.....     1.35   01/08/03     2,000,000      2,000,000
                                                                  -------------
                                                                      3,710,000
                                                                  -------------
                                                                     61,701,364
                                                                  -------------

                                                       SHARES
                                                     -----------
MUTUAL FUNDS - 2.8%
Goldman Sachs Financial Square
  Tax Free Money Market
  Fund........................                           322,477        322,477
SEI Tax-Exempt Trust Money
  Market Fund.................                         2,338,909      2,338,909
                                                                  -------------
                                                                      2,661,386
                                                                  -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 125.7%                       121,202,750

Other assets and liabilities, net - (25.7%)                         (24,790,080)
                                                                  -------------

NET ASSETS - 100.0%                                               $  96,412,670
                                                                  =============
NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

LOC - Letter of Credit

SPA - Standby Purchase Agreement

AMBAC - AMBAC Financial Group, Inc.

MBIA - MBIA Insurance Corp.

FGIC - Financial Guaranty Insurance Corporation

FGIC-SPI - Federal Guaranty Insurance Corporation - Securities Purchase, Inc.

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                CASH          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                           --------------  --------------  --------------  ---------------  --------------
ASSETS
    Investments, at value
      (Note 1)            $5,899,723,022   $ 361,774,089   $          --   $ 445,063,033    $ 121,202,750
    Repurchase agreements             --              --     342,006,080      15,000,000               --
    Cash                          84,633              --              --         118,879               --
    Interest receivable       19,775,506         469,626          10,647       1,064,215          250,287
    Prepaid expenses             111,958          11,660          10,545           7,878            1,957
                          --------------   -------------   -------------   -------------    -------------
        Total assets       5,919,695,119     362,255,375     342,027,272     461,254,005      121,454,994
                          --------------   -------------   -------------   -------------    -------------
LIABILITIES
    Management fee
      payable (Note 2)           885,407          49,684          55,935          64,594           17,989
    Payable for
      when-issued
      securities             150,300,903              --              --       9,988,356               --
    Demand note payable               --              --              --              --       25,000,000
    Accrued expenses              15,342          17,698          24,303           7,837           24,335
                          --------------   -------------   -------------   -------------    -------------
        Total liabilities    151,201,652          67,382          80,238      10,060,787       25,042,324
                          --------------   -------------   -------------   -------------    -------------

NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS               $5,768,493,467   $ 362,187,993   $ 341,947,034   $ 451,193,218    $  96,412,670
                          ==============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                 CASH             TREASURY         TREASURY PLUS     U.S. GOVERNMENT       MUNICIPAL
                               PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                           -----------------  -----------------  -----------------  -----------------  -----------------
                              YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                           DECEMBER 31, 2002  DECEMBER 31, 2002  DECEMBER 31, 2002  DECEMBER 31, 2002  DECEMBER 31, 2002
                           -----------------  -----------------  -----------------  -----------------  -----------------
INCOME
    Interest and
      dividends            $   115,910,740    $     7,741,349    $     5,076,280    $     9,561,111    $     1,920,062
                           ---------------    ---------------    ---------------    ---------------    ---------------
EXPENSES
    Management fees (Note
      2)                         9,626,398            753,404            513,744            836,235            229,454
    Audit                           46,359              7,448              9,933             11,697              7,176
    Transaction fees                18,328              2,302              3,070              3,615              5,550
    Legal                           11,320              2,285              3,048              3,589              6,840
    Amortization of
      organization
      expenses (Note 1)                 --                157                 --                 --                 --
    Insurance                       67,382              4,655              6,208              3,988              3,252
    Interest expense                    --                 --                 --                 --              2,415
    Trustees fees and
      expenses                      43,124              2,708              1,806              1,595              2,607
    Miscellaneous                  189,748             14,115             24,831             15,950              2,607
                           ---------------    ---------------    ---------------    ---------------    ---------------
        Total expenses          10,002,659            787,074            562,640            876,669            259,901
                           ---------------    ---------------    ---------------    ---------------    ---------------

NET INVESTMENT INCOME          105,908,081          6,954,275          4,513,640          8,684,442          1,660,161

NET REALIZED GAIN ON
  INVESTMENTS                       23,595              9,710                 --             53,243                 --
                           ---------------    ---------------    ---------------    ---------------    ---------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $   105,931,676    $     6,963,985    $     4,513,640    $     8,737,685    $     1,660,161
                           ===============    ===============    ===============    ===============    ===============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           CASH PORTFOLIO                        TREASURY PORTFOLIO
                                -------------------------------------   -------------------------------------
                                   YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                  DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                      2002                2001                2002                2001
                                -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET
  ASSETS
OPERATIONS
    Net investment income       $    105,908,081    $    119,671,346    $      6,954,275    $     18,489,604
    Net realized gain on
     investments                          23,595             140,072               9,710              11,392
                                ----------------    ----------------    ----------------    ----------------
        Net increase in net
        assets from operations       105,931,676         119,811,418           6,963,985          18,500,996
                                ----------------    ----------------    ----------------    ----------------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTEREST
    Contributions                 39,814,205,397      19,654,580,405       1,404,374,639       1,612,552,942
    Withdrawals                  (39,143,736,686)    (15,880,302,876)     (1,635,644,367)     (1,422,266,532)
                                ----------------    ----------------    ----------------    ----------------
        Net increase
        (decrease) from
        investors'
        transactions                 670,468,711       3,774,277,529        (231,269,728)        190,286,410
                                ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS                             776,400,387       3,894,088,947        (224,305,743)        208,787,406
NET ASSETS
    Beginning of period            4,992,093,080       1,098,004,133         586,493,736         377,706,330
                                ----------------    ----------------    ----------------    ----------------
    End of period               $  5,768,493,467    $  4,992,093,080    $    362,187,993    $    586,493,736
                                ================    ================    ================    ================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  TREASURY PLUS PORTFOLIO                U.S. GOVERNMENT PORTFOLIO         MUNICIPAL PORTFOLIO
                           -------------------------------------   -------------------------------------   -----------------

                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                             DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                 2002                2001                2002                2001                2002
                           -----------------   -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      4,513,640    $      9,563,608    $      8,684,442    $     15,972,282    $      1,660,161
    Net realized gain on
      investments                        --                  --              53,243             341,751                  --
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase in
          net assets from
          operations              4,513,640           9,563,608           8,737,685          16,314,033           1,660,161
                           ----------------    ----------------    ----------------    ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions             1,529,455,198       1,406,383,027       2,236,445,434       2,058,699,633         131,647,441
    Withdrawals              (1,427,618,952)     (1,460,982,426)     (2,274,597,903)     (1,781,018,669)       (161,622,061)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase
          (decrease) from
          investors'
          transactions          101,836,246         (54,599,399)        (38,152,469)        277,680,964         (29,974,620)
                           ----------------    ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 106,349,886         (45,035,791)        (29,414,784)        293,994,997         (28,314,459)
NET ASSETS
    Beginning of period         235,597,148         280,632,939         480,608,002         186,613,005         124,727,129
                           ----------------    ----------------    ----------------    ----------------    ----------------
    End of period          $    341,947,034    $    235,597,148    $    451,193,218    $    480,608,002    $     96,412,670
                           ================    ================    ================    ================    ================

                         MUNICIPAL PORTFOLIO
                           --------------------
                              FOR THE PERIOD
                              APRIL 19, 2001
                             (COMMENCEMENT OF
                               OPERATIONS)
                           TO DECEMBER 31, 2001
                           --------------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $         2,254,970
    Net realized gain on
      investments                           --
                           -------------------
        Net increase in
          net assets from
          operations                 2,254,970
                           -------------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions                  266,833,583
    Withdrawals                   (144,361,424)
                           -------------------
        Net increase
          (decrease) from
          investors'
          transactions             122,472,159
                           -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS                    124,727,129
NET ASSETS
    Beginning of period                     --
                           -------------------
    End of period          $       124,727,129
                           ===================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       ANNUALIZED RATIOS TO AVERAGE
                                                NET ASSETS
                                      ------------------------------
                                                              NET       NET ASSETS
                                                   NET      EXPENSES      END OF
PERIODS ENDED                TOTAL      NET     INVESTMENT   BEFORE       PERIOD
DECEMBER 31,               RETURN(1)  EXPENSES    INCOME     WAIVER   (000S OMITTED)
------------               ---------  --------  ----------  --------  --------------
CASH PORTFOLIO
    2002                     1.87%     0.18%      1.87%        --%     $5,768,493
    2001                     4.26      0.18       3.83         --       4,992,093
    2000                     6.34      0.19       6.34         --       1,098,004
    1999                     5.16      0.19       5.14         --       1,081,493
    1998                     5.49      0.15       5.47       0.19         793,200
TREASURY PORTFOLIO
    2002                     1.55      0.18       1.57         --         362,188
    2001                     3.80      0.18       3.60         --         586,494
    2000                     5.71      0.20       5.72         --         377,706
    1999                     4.51      0.21       4.49         --         179,329
    1998                     4.66      0.26       4.74         --         114,726
TREASURY PLUS PORTFOLIO
    2002                     1.52      0.19       1.53         --         341,947
    2001                     3.72      0.18       3.64         --         235,597
    2000                     6.04      0.20       6.03         --         280,633
    1999 (A)                 4.79      0.21       4.78         --         282,845
U.S. GOVERNMENT
  SECURITIES PORTFOLIO
    2002                     1.76      0.18       1.77         --         451,193
    2001                     4.03      0.18       3.70         --         480,608
    2000                     6.08      0.21       6.06         --         186,613
    1999 (B)                 5.19      0.22       5.15         --         131,318
MUNICIPAL PORTFOLIO
    2002                     1.24      0.19       1.23         --          96,413
    2001 (C)                 2.14      0.23       1.87         --         124,727

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolios declare no dividends or distributions, so there are no assumed reinvestments during the period.

(A)  Commenced Operations January 22, 1999.

(B)  Commenced Operations June 29, 1999.

(C)  Commenced Operations April 19, 2001.

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), the Merrimac Municipal Portfolio (the "Municipal Portfolio") and the Merrimac Prime Portfolio (the "Prime Portfolio") and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust. At December 31, 2002, the Prime Portfolio had not commenced operations.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so. At December 31, 2002, Cash Portfolio and Government Portfolio had securities valued at $158,730,281 and $20,000,000, respectively, segregated to cover forward commitments.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

     F. DEFERRED ORGANIZATION EXPENSE

       Costs incurred by the Treasury Portfolio in connection with its organization and initial registration were amortized on a straight-line basis over a five year period beginning at the commencement of operations of the Portfolio. At December 31, 2002, all such costs were fully amortized.

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolios retain Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

       Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio, the Prime Portoflio and the Government Portfolio, M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio and ABN AMRO Asset Management LLC ("ABN AMRO") serves as sub-adviser to the Municipal Portfolio. For its services as investment sub-adviser to the Cash Portfolio and the Government Portfolio, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and
       0.06% on assets exceeding $1,000,000,000. For its services as investment sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio, M&I receives a monthly fee paid by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio. For its services as investment sub-advisor to the Municipal Portfolio ABN AMRO receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule; 0.12% on the first $75,000,000 and 0.10% on the next $75,000,000 in assets; and 0.08% on assets exceeding $150,000,000. The Portfolio does not pay a fee directly to the sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales for the respective Portfolios for the year ended December 31, 2002 were aggregated as follows:

                                                                       COMBINED
                                                                    MATURITIES AND
                                                      PURCHASES          SALES
                                                   ---------------  ---------------
         Cash Portfolio..........................  $66,000,616,602  $65,111,841,679
         Treasury Portfolio......................    2,874,123,955    2,874,123,955
         Treasury Plus Portfolio.................   69,687,651,288   69,580,215,058
         U.S. Government Portfolio...............    5,814,262,580    5,831,648,408
         Municipal Portfolio.....................      458,214,340      472,198,408

(4)   LINE OF CREDIT

       The Portfolios participate in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the Portfolios. The Municipal Portfolio had a balance of $25 million outstanding pursuant to the line of credit at December 31, 2002. The Portfolios did not have any significant borrowings or related interest expenses during the year ended December 31, 2002.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and
Owners of Beneficial Interest of
Merrimac Master Portfolio

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrimac Cash Portfolio, Merrimac Treasury Portfolio, Merrimac Treasury Plus Portfolio, Merrimac U.S. Government Portfolio and Merrimac Municipal Portfolio, five of the series comprising Merrimac Master Portfolio (the "Trust") as of December 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principals used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Merrimac Master Portfolio at December 31, 2002, the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

                                                   /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 4, 2003

                   BOARD OF DIRECTOR INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The following is information regarding the Trustees and Officers of the Merrimac Master Portfolio and the Merrimac Series.

                          POSITIONS HELD                                                            NUMBER OF
                          WITH MERRIMAC                                                           PORTFOLIOS IN
                         MASTER PORTFOLIO       TERM OF OFFICE                                     FUND COMPLEX
                             AND THE             AND LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 NAME ADDRESS AND AGE    MERRIMAC SERIES        TIME SERVED(1)          DURING PAST 5 YEARS     TRUSTEE/OFFICER(2)
 -----------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
 FRANCIS J. GAUL, JR.    Trustee           Merrimac Master Portfolio  Private Investor July            11
 200 Clarendon Street,                     since 1996; Merrimac       1997 -- present, Vice
 Boston, Massachusetts                     Series since 1998.         President and Principal,
 02116                                                                Triad Investment
 Age: 59                                                              Management Company
                                                                      (Registered Investment
                                                                      Adviser) July 1996 --
                                                                      May 1997.
 EDWARD F. HINES, JR.    Trustee           Merrimac Master Portfolio  Partner 2001 -- present,         11
 200 Clarendon Street,                     since 1996; Merrimac       Hines & Corley, Partner
 Boston, Massachusetts                     Series since 1998.         1977 -- 2001, Choate,
 02116                                                                Hall & Stewart.
 Age: 57                                                              Mr. Hines also serves as
                                                                      a profession trustee for
                                                                      several trusts. In his
                                                                      capacity as trustee of
                                                                      certain of these trusts,
                                                                      Mr. Hines has retained
                                                                      the services of
                                                                      Investors Bank & Trust
                                                                      Company to provide
                                                                      custody services with
                                                                      respect to approximately
                                                                      $800 million in assets.
 THOMAS E. SINTON        Trustee           Merrimac Master Portfolio  Retired, Managing                11
 200 Clarendon Street,                     since 1996; Merrimac       Director, Corporate
 Boston,Massachusetts                      Series since 1998.         Accounting Policy, April
 02116                                                                1993 -- October 1996 and
 Age: 70                                                              Consultant, January
                                                                      1993 -- March 1996,
                                                                      Bankers Trust Company.
 INTERESTED TRUSTEE AND OFFICERS(3)
 KEVIN J. SHEEHAN        Trustee           Merrimac Master Portfolio  Chairman and Chief               11
 200 Clarendon Street,                     since 1996; Merrimac       Executive Officer June
 Boston, Massachusetts                     Series since 1998.         1996 -- present,
 02116                                                                Investors Financial
 Age: 51                                                              Services Corp.
 PAUL J. JASINSKI        President and     Merrimac Master            Managing Director,               11
 200 Clarendon Street,   Chief Executive   Portfolio: President       Investors Bank & Trust
 Boston, Massachusetts   Officer           since 1999; Merrimac       Company, 1990 --
 02116                                     Series: President since    present.
 Age: 55                                   2001.
 JOHN F. PYNE            Vice President,   Vice President since       Manager, Investors               11
 200 Clarendon Street,   Treasurer and     2000; Treasurer and Chief  Bank & Trust Company
 Boston, Massachusetts   Chief Financial   Financial Officer since    2000 -- present.
 02116                   Officer           2002.                      Assistant Treasurer,
 Age: 34                                                              State Street Bank
                                                                      1992 -- 2000.
 DONALD F. COOLEY        Vice President    Merrimac Series since      Vice President, Credit            8
 200 Clarendon Street,   of the Merrimac   2001.                      Suisse First Boston
 Boston, Massachusetts   Series only                                  1999 -- 2000. Vice
 02116                                                                President, Citicorp
 Age: 39                                                              1988 -- 1998.
 SUSAN C. MOSHER         Secretary         Merrimac Master Portfolio  Senior Director                  11
 200 Clarendon Street,                     since 1997; Merrimac       2001 -- present,
 Boston, Massachusetts                     Series since 1998.         Director 1995 -- 2000,
 02116                                                                Mutual Fund
 Age: 47                                                              Administration -- Legal
                                                                      Administration,
                                                                      Investors Bank & Trust
                                                                      Company.
 SANDRA I. MADDEN        Assistant         Since 1999.                Senior Associate                 11
 200 Clarendon Street,   Secretary                                    Counsel, Mutual Fund
 Boston, Massachusetts                                                Administration -- Legal
 02116                                                                Administration,
 Age: 36                                                              Investors Bank & Trust
                                                                      Company, 1999 --
                                                                      present; Associate,
                                                                      Scudder Kemper
                                                                      Investments, Inc.,
                                                                      1996 -- 1999.

--------------------------------------------------------------------------------

(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.
(2)  Fund Complex consists of the Merrimac Master Portfolio, the Merrimac
     Series, and the Merrimac Funds, comprising eleven series as of December 31, 2002.
(3) The Trustee and officers listed below are "interested persons" of each the Merrimac Master Portfolio and the Merrimac Series as defined in the Investment Company Act of 1940, as amended, due to his or her employment with Investors Bank & Trust Company, the investment adviser for the Merrimac Master Portfolio.